Goodwill and Intangible Assets - Finite-Lived Intangible Assets, Net of Accumulated Amortization (Parenthetical) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Goodwill [Line Items]
Amortization period, in years	11 years	12 years
Gross carrying amount	$ 106,700	$ 123,981
Trading Rights [Member]
Goodwill [Line Items]
Amortization period, in years	7 years	14 years
Gross carrying amount	15,520	28,520
Trade Names [Member]
Goodwill [Line Items]
Amortization period, in years	13 years	14 years
Gross carrying amount	9,800	9,800
Other [Member]
Goodwill [Line Items]
Amortization period, in years	3 years	2 years
Gross carrying amount	13,880	18,761
Customer and Broker Relationships [Member]
Goodwill [Line Items]
Amortization period, in years	13 years	12 years
Gross carrying amount	67,500	66,900
Assets of Business Held for Sale [Member] | Customer and Broker Relationships [Member]
Goodwill [Line Items]
Gross carrying amount	$ 9,200	$ 12,900